Pension and other post-employment benefit plans (Narrative) (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($)
Major pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		$ 556	$ 585
Plan assets		$ 30,039	$ 31,390
Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		0.00%	0.00%
Normal retirement age | yr		64
Minimum age required to draw early retirement benefits | yr		58
Technical funding ratio		124.20%	131.90%
Limit for investments in equities		50.00%
Employer contributions expected for the next year		$ 454
Employer contributions		505	$ 485
Plan assets	[1]	25,839	26,656
Minimum commitment toward the pension fund under the related leases		$ 17	5
Maximum period to restore full funding in case an underfunded situation occurs		10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded		50.00%
Increased normal retirement age starting next period		65
Decreased normal starting age for pension fund savings contributions starting next period		20
Normal starting age for pension fund savings contributions		25
Reduction in net periodic pension expenses due to the decrease in benefits based on changes in Swiss pension plan		$ 59
Reduction of equity expected from additional employer contributions to be paid to pension plan		210
Swiss pension plan | 2020-2022
Disclosure Of Defined Benefit Plans [Line Items]
Additional employer contributions expected to be paid to employees retirement assets		734
Swiss pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(776)	(165)
Swiss pension plan | Market-driven changes in the assumed interest credit rate on retirement savings
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		$ 124	26
Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		13.50%
Employee contributions on contributory variable compensation (as a percent)		9.00%
Employer contributions on contributory base salary (as a percent)		27.50%
Employer contributions on contributory variable compensation (as a percent)		9.00%
Increased employee contributions on contributory base salary (as a percent) from the beginning of next period		13.50%
Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		1.00%
Employee contributions on contributory variable compensation (as a percent)		0.00%
Employer contributions on contributory base salary (as a percent)		6.50%
Employer contributions on contributory variable compensation (as a percent)		3.60%
Increased employee contributions on contributory base salary (as a percent) from the beginning of next period		2.50%
UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		60
Employer contributions		$ 0	0
Plan assets		3,032	3,469
Increase (decrease) in DBO due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		4
UK pension plan | 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		26
Collateral pool established for pension fund		574
Total contributions expected for the next year		128
UK pension plan | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		13
UK pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		219	102
UK pension plan | Market-driven changes in the inflation rates
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions			60
UK pension plan | Impact of change in actuarial assumption of the pension increase
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		37
US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		51	100
Plan assets		$ 1,168	1,265
US pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Employer contributions expected for the next year		$ 42	92
Number of plans		2
Plan assets		$ 1,168	1,265
US pension plans | 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		$ 9
German plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Number of plans		2
German plans | 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		$ 11
German pension plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		5.00%
German pension plans - Smaller
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		0.90%
German pension plans - Smaller | 2009 and before
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		6.00%
German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		4.00%
Medical Insurance Plans [Member] | 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		$ 5
UBS AG | Major pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		360	456
Plan assets		$ 19,972	$ 21,122
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		0.00%	0.00%
Normal retirement age | yr		64
Minimum age required to draw early retirement benefits | yr		58
Technical funding ratio		124.20%	131.90%
Limit for investments in equities		50.00%
Employer contributions expected for the next year		$ 275
Employer contributions		308	$ 356
Plan assets	[2]	15,772	16,388
Minimum commitment toward the pension fund under the related leases		$ 10	5
Maximum period to restore full funding in case an underfunded situation occurs		10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded		50.00%
Increased normal retirement age starting next period		65
Decreased normal starting age for pension fund savings contributions starting next period		20
Normal starting age for pension fund savings contributions		25
Reduction in net periodic pension expenses due to the decrease in benefits based on changes in Swiss pension plan		$ 59
Reduction of equity expected from additional employer contributions to be paid to pension plan		130
UBS AG | Swiss pension plan | 2020-2022
Disclosure Of Defined Benefit Plans [Line Items]
Additional employer contributions expected to be paid to employees retirement assets		448
UBS AG | Swiss pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		478	(159)
UBS AG | Swiss pension plan | Market-driven changes in the assumed interest credit rate on retirement savings
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		$ (77)	25
UBS AG | Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		13.50%
Employee contributions on contributory variable compensation (as a percent)		9.00%
Employer contributions on contributory base salary (as a percent)		27.50%
Employer contributions on contributory variable compensation (as a percent)		9.00%
Increased employee contributions on contributory base salary (as a percent) from the beginning of next period		13.50%
UBS AG | Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		1.00%
Employee contributions on contributory variable compensation (as a percent)		0.00%
Employer contributions on contributory base salary (as a percent)		6.50%
Employer contributions on contributory variable compensation (as a percent)		3.60%
Increased employee contributions on contributory base salary (as a percent) from the beginning of next period		2.50%
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		60
Employer contributions		$ 0	0
Plan assets		3,032	3,469
Increase (decrease) in DBO due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		4
UBS AG | UK pension plan | 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		26
Collateral pool established for pension fund		574
Total contributions expected for the next year		128
UBS AG | UK pension plan | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		13
UBS AG | UK pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		219	(102)
UBS AG | UK pension plan | Market-driven changes in the inflation rates
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions			60
UBS AG | UK pension plan | Impact of change in actuarial assumption of the pension increase
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		37
UBS AG | US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		51	100
Plan assets		$ 1,168	1,265
UBS AG | US pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Employer contributions expected for the next year		$ 42	92
Number of plans		2
Plan assets		$ 1,168	$ 1,265
UBS AG | US pension plans | 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		$ 9
UBS AG | German plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Number of plans		2
UBS AG | German plans | 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		$ 11
UBS AG | German pension plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		5.00%
UBS AG | German pension plans - Smaller
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		0.90%
UBS AG | German pension plans - Smaller | 2009 and before
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		6.00%
UBS AG | German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		4.00%
UBS AG | Medical Insurance Plans [Member] | 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		$ 5

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.